Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	Harbor Funds
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2017
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017